SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	$ 18,653	$ 20,624
Revenue	7,243	8,374
United States
Disclosure of geographical areas [line items]
Non-current assets	6,768	6,641
Revenue	3,025	3,299
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	3,460	3,480
Revenue	1,334	1,417
Argentina
Disclosure of geographical areas [line items]
Non-current assets	1,721	2,217
Revenue	366	591
Chile
Disclosure of geographical areas [line items]
Non-current assets	2,500	2,469
Revenue	0	0
Tanzania
Disclosure of geographical areas [line items]
Non-current assets	1,045	1,129
Revenue	664	751
Peru
Disclosure of geographical areas [line items]
Non-current assets	145	734
Revenue	449	676
Australia
Disclosure of geographical areas [line items]
Non-current assets	395	463
Revenue	408	456
Zambia
Disclosure of geographical areas [line items]
Non-current assets	735	787
Revenue	502	612
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets	348	351
Revenue	269	322
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	408	371
Revenue	0	0
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	696	1,357
Revenue	0	0
Canada
Disclosure of geographical areas [line items]
Non-current assets	432	625
Revenue	$ 226	$ 250